Fair values (Tables)	12 Months Ended
Mar. 31, 2024
Fair Values [Abstract]
Summary Of carrying amounts and fair value of the financial instruments

Set out below, is a comparison by class of the carrying amounts and fair value of the financial instruments of the Group:

	As at March 31, 2023		As at March 31, 2024		As at March 31, 2024
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
	(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets

Measured at amortised cost
Security deposits	355	355	543	543	7	7
Bank deposits with remaining maturity for more than twelve months	1,003	1,003	2,888	2,888	35	35
Trade receivables	30,687	30,687	21,856	21,856	262	262
Cash and cash equivalents	38,182	38,182	27,021	27,021	324	324
Bank balances other than cash and cash equivalents	37,837	37,837	50,706	50,706	608	608
Advances recoverable	700	700	1,449	1,449	17	17
Interest accrued on fixed deposits	555	555	1,003	1,003	12	12
Interest accrued on loans to related parties	—	—	4	4	0	0
Government grants receivable	353	353	322	322	4	4
Deferred consideration receivable	2,409	2,409	1,026	1,026	12	12
Loans to related parties	55	55	232	232	3	3
Other current financial assets	975	975	438	438	5	5

Measured at fair value through profit or loss
Investments	926	926	2,325	2,325	28	28

Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	6,336	6,336	3,566	3,566	43	43

Financial liabilities
Measured at amortised cost
Interest-bearing loans and borrowings - long term	487,884	447,512	595,664	585,787	7,148	7,029
Interest accrued	3,212	3,212	2,957	2,957	35	35
Capital creditors	33,480	33,480	40,092	40,092	481	481
Purchase consideration payable	1,681	1,681	44	44	1	1
Liability for operation and maintenance	2,033	2,033	2,193	2,193	26	26
Interest-bearing loans and borrowings - short term	42,522	42,522	51,652	51,652	620	620
Trade payables	6,118	6,118	9,094	9,094	109	109

Financial liabilities at fair value
Liability for put options with non-controlling interests	5,409	5,409	5,935	5,935	71	71

Financial liabilities at fair value through profit or loss
Derivative instruments - share warrants	1,309	1,309	772	772	9	9

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	866	866	546	546	7	7